SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC [Member] USD ($)	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2012 Non-PRC [Member] USD ($)	Dec. 31, 2012 Non-PRC [Member] CNY	Dec. 31, 2012 Electronic equipment [Member]	Dec. 31, 2012 Other office and warehouse equipment [Member]	Dec. 31, 2012 Other office and warehouse equipment [Member] Minimum [Member]	Dec. 31, 2012 Other office and warehouse equipment [Member] Maximum [Member]	Dec. 31, 2012 Vehicles [Member]	Dec. 31, 2012 Leasehold improvements [Member]	Dec. 31, 2012 Leasehold improvements [Member] Minimum [Member]	Dec. 31, 2012 Leasehold improvements [Member] Maximum [Member]
Accounting Policies [Line Items]
Convenience translation of RMB to USD	6.2301	6.2301
Estimated useful life									3 years		3 years	8 years	3 years		3 years	5 years
Estimated useful life														The shorter of the expected life of leasehold improvements of 3-5 years and the lease term
Residual value									0.00%	0.00%			0.00%	0.00%
Period of prepaid land lease	50 years	50 years
Shipping charges to customers	$ 4,649,000	28,964,000	19,490,000	12,727,000
Rebates and promotion fees recorded as a reduction of "cost of revenues"	49,463,000	308,162,000	172,925,000	111,189,000
Out-bound shipping costs	60,511,000	376,987,000	264,656,000	162,365,000
Advertising costs	29,750,000	185,346,000	141,773,000	72,893,000
Government grants recorded to offset marketing expenses			10,000,000
Cash, cash equivalents and time deposits					39,102,000	243,611,000	223,264,000	1,390,954,000
Depreciation of the U.S. dollar against RMB	2.30%	2.30%	4.58%
Difference in income from continuing operations due to changes in accounting estimates	3,770,000	23,490,000
Difference in net income due to changes in accounting estimates	$ 3,770,000	23,490,000
Difference in basic earnings per share due to changes in accounting estimates	$ 0.09	0.56
Difference in diluted earnings per share due to changes in accounting estimates	$ 90	0.56